Lease	12 Months Ended
Sep. 30, 2020
Lease
Lease

NOTE 12 – Lease

As of September 30, 2020, the Company has two office leases with expiration dates through July 2022 and December 2025. For the years ended September 30, 2020, 2019 and 2018, the lease expenses were $71,826,  $10,470 and $6,172, respectively. Balance sheet information related to the Company’s operating leases as of September 30, 2020 was as follows:

As of
September 30,
2020
Operating Lease Assets:
Operating Lease	$243,874
Total operating lease assets	243,874
Operating lease obligations:
Current operating lease liabilities	82,468
Non-current operating lease liabilities	155,723
Total Lease liabilities	$238,191

Remaining Lease Term Operating Lease	3.07 years
Discount rate	5.5%

Lease liability maturities as of September 30, 2020, are as follows:

Operating,
lease
2021	61,147
2022	61,147
2023	61,147
2024	29,397
2025	29,397
Thereafter	22,049
Total minimum lease payments	$264,284
Less: Amount representing interest	(26,093)
Total	$238,191